Note 3 - Merger - Schedule of Elements of Business Combination (Details) - USD ($)		3 Months Ended		7 Months Ended	12 Months Ended
	Jul. 29, 2022	Mar. 31, 2023	Mar. 31, 2022	Jul. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash - BCAC's trust (net of redemption)					$ 4,435,000
Cash - Private offering		$ 2,791,000	$ 0		14,520,000
Proceeds from merger and private offering for the year ended December 31, 2022					18,094,000	$ 0
Less: transaction costs paid in 2022					$ (9,200,000)	$ (11,000)
Common stock, shares outstanding (in shares)		24,652,546			22,646,015	18,051,592
Exercise of common stock options (in shares)		0			75,550
Extension and Working Capital Notes [Member]
Less: BCAC's Extension and Working Capital Notes repayment in 2022					$ (861,000)
Legacy Apexigen [Member]
Proceeds from merger and private offering for the year ended December 31, 2022					18,094,000
Less: transaction costs paid in 2022					(9,221,000)	$ (11,000)
Net proceeds from merger and private offering for the year ended December 31, 2022					8,873,000
Plus: net assets of BCAC					(394,000)
Merger and private offering for the year ended December 31, 2022					8,468,000
Common stock, shares outstanding (in shares)	21,445,035			5,061,592
Less: redemption of BCAC shares (in shares)	(4,618,607)
Common stock of BCAC (in shares)	442,985
BCAC Sponsor shares (in shares)	1,190,979
BCAC Representative shares (in shares)	57,500
Business combination and private offering shares (in shares)	3,143,464
Legacy Apexigen shares (in shares)	18,147,032
Total shares of common stock immediately after merger (in shares)	21,290,496
Exercise of Legacy Apexigen common stock warrant (in shares)	4,539
Balance as of December 31, 2020 (in shares)	177,132,923						30,521,693
Balance as of December 31, 2020 (in shares)	18,147,032						3,126,980
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2020 (in shares)							145,130,628
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2020 (in shares)							14,868,374
Exercise of common stock options (in shares)				702,074		548,972
Exercise of common stock options (in shares)				71,922		56,238
Exercise of common stock restricted awards - 2022 (pre-Closing) (in shares)				229,556
Exercise of common stock restricted awards - 2022 (pre-Closing) (in shares)				23,518
Total Legacy Apexigen shares as of July 29, 2022 (in shares)	18,147,032						3,126,980
Legacy Apexigen [Member] | Lincoln Park Capital Fund [Member]
Shares issued in private offering (in shares)	150,000
Legacy Apexigen [Member] | Private Offering [Member]
Shares issued in private offering (in shares)	1,452,000
Legacy Apexigen [Member] | Extension and Working Capital Notes [Member]
Less: BCAC's Extension and Working Capital Notes repayment in 2022					$ (900,000)